Inventories - Summary of Inventories (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Finished products	$ 6,796	$ 7,124
Raw materials	4,508	4,452
Non strategic spare parts	1,695	1,538
Inventories in transit	186	210
Packing materials	410	400
Other	419	335
Total	$ 14,014	$ 14,059